Document and Entity Information	Jul. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 14, 2022
Entity Registrant Name	FUNKO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On July 19, 2022, the Company filed a Current Report on Form 8-K (the “Original Report”) disclosing that the Board elected Mr. Edwards as a Class II director of the Company, effective July 27, 2022. The committee assignment for Mr. Edwards had not been determined as of the filing of the Original Report. In accordance with Instruction 2 to Item 5.02 of Form 8-K, this Current Report on Form 8-K/A amends the Original Report solely for the purpose of disclosing the information above.
Entity Central Index Key	0001704711